Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (66)	$ (21)	$ (60)	$ (22)
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	(69)	(36)	(69)	(36)
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ 3	$ 15	$ 9	$ 14